CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Hospitality	$ 1,298,627	$ 1,200,032	$ 5,281,608	$ 4,264,889
Residential	238,914	223,140	942,317	230,307
Total	1,537,541	1,423,172	6,223,925	4,495,196
Cost of goods sold
Hospitality	1,054,944	809,356	4,119,520	3,297,252
Residential	165,434	154,027	637,552	132,449
Total			4,757,072	3,429,701
Gross profit			1,466,853	1,065,495
Operating expenses:
Operations	438,763	231,977	925,293	724,887
Product development	260,733	222,441	725,993	414,098
Selling, general and administrative	383,216	369,328	1,819,610	1,517,795
Depreciation Expense	179,102	174,460	695,817	250,670
Total Operating Expenses	2,482,192	1,961,589	4,166,713	2,907,450
Operating loss	(944,651)	(538,417)	(2,699,860)	(1,841,955)
Non-operating income (expense):
Interest (expense)	(138,162)	(59,743)	(164,727)	(62,682)
Financing (expense)			(175,345)	(33,842)
Foreign currency gain (loss)	(390)	(3,550)	(13,593)	(3,861)
Interest income	57,968	64,578	254,155	102,229
Forgiveness of Debt			144,810
Gain on acquisition of Canadian Communications, LLC				556,927
Other income (expense)		(235)	165	14,180
Total Nonoperating Income (Expense)	(80,584)	1,050	45,465	572,951
(Loss) before non-controlling interest and income taxes	(1,025,235)	(537,367)	(2,654,395)	(1,269,004)
Non-controlling interest	702	(1,810)	2,206	106
Provision for income taxes
Net (loss)	(1,024,533)	(539,177)	(2,652,189)	(1,268,898)
Other comprehensive income:
Currency translation (loss)	7,947	16,922	(2,017)
Net comprehensive (loss)	(1,016,586)	(522,255)	(2,654,206)	(1,268,898)
Comprehensive loss attributable to the Company	$ (1,016,586)	$ (522,255)
Net loss per common share:
Basic and diluted (in dollars per share)	$ (0.2)	$ (0.1)	$ (0.52)	$ (0.29)
Weighted average shares outstanding:
Basic and diluted (in shares)	5,118,877	4,979,748	5,072,157	4,347,265